Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended				4 Months Ended	7 Months Ended	9 Months Ended				12 Months Ended
	Sep. 30, 2021		Sep. 30, 2020		Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021		Sep. 30, 2020		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue	$ 661,031,000		$ 810,752,000				$ 1,852,362,000		$ 2,749,369,000		$ 3,415,865,000	$ 3,458,592,000	$ 1,821,751,000
Operating expenses
Location operating expenses — cost of revenue	752,493,000		924,363,000				2,351,305,000		2,729,165,000		3,542,918,000	2,758,318,000	1,491,783,000
Pre-opening location expenses	40,367,000		60,741,000				117,206,000		226,660,000		273,049,000	571,968,000	357,831,000
Selling, general and administrative expenses	233,928,000	[1]	387,248,000	[1]			733,430,000	[1]	1,312,349,000	[1]	1,604,669,000	2,793,663,000	1,349,622,000
Restructuring and other related costs	15,934,000		18,964,000				481,979,000		155,180,000		206,703,000	329,221,000
Impairment/(gain on sale) of goodwill, intangibles and other assets	87,541,000		253,625,000				629,126,000		809,584,000		1,355,921,000	335,006,000
Depreciation and amortization	170,816,000		197,964,000				535,157,000		588,120,000		779,368,000	589,914,000	313,514,000
Total expenses	1,301,079,000		1,842,905,000				4,848,203,000		5,821,058,000		7,762,628,000	7,378,090,000	3,512,750,000
Loss from operations	(640,048,000)		(1,032,153,000)				(2,995,841,000)		(3,071,689,000)		(4,346,763,000)	(3,919,498,000)	(1,690,999,000)
Interest and other income (expense), net:
Income (loss) from equity method and other investments	5,096,000		2,526,000				(19,414,000)		(44,585,000)		(44,788,000)	(32,206,000)	(12,638,000)
Interest expense	(121,306,000)		(92,956,000)				(339,134,000)		(231,046,000)		(331,217,000)	(99,587,000)	(183,697,000)
Interest income	5,142,000		4,151,000				14,597,000		12,893,000		16,910,000	53,244,000	37,663,000
Foreign currency gain (loss)	(102,859,000)		112,049,000				(140,784,000)		(37,936,000)		149,196,000	29,652,000	(78,598,000)
(Loss) gain from change in fair value of related party financial instruments	7,462,000		13,550,000				(343,360,000)		805,863,000		819,647,000	239,145,000
Loss on extinguishment of debt	0		(1,041,000)				0		(77,336,000)		(77,336,000)
Total interest and other income (expense), net	(206,465,000)		38,279,000				(828,095,000)		427,853,000		532,412,000	190,248,000	(237,270,000)
Pre-tax loss	(846,513,000)		(993,874,000)				(3,823,936,000)		(2,643,836,000)		(3,814,351,000)	(3,729,250,000)	(1,928,269,000)
Income tax benefit (provision)	2,251,000		(5,586,000)				(5,031,000)		(21,701,000)		(19,506,000)	(45,637,000)	850,000
Net loss	(844,262,000)		(999,460,000)				(3,828,967,000)		(2,665,537,000)		(3,833,857,000)	(3,774,887,000)	(1,927,419,000)
Net loss attributable to noncontrolling interests:
Redeemable noncontrolling interests — mezzanine	42,130,000		39,461,000				106,250,000		643,224,000		675,631,000	493,047,000	292,134,000
Noncontrolling interest — equity	(268,000)		18,736,000				(883,000)		33,352,000		28,868,000	17,102,000	24,493,000
Net (loss) before income tax expense	$ (802,400,000)		$ (941,263,000)				$ (3,723,600,000)		$ (1,988,961,000)		$ (3,129,358,000)	$ (3,264,738,000)	$ (1,610,792,000)
Net loss per share attributable to stockholders:
Basic	$ (4.54)		$ (5.51)				$ (21.31)		$ (11.65)		$ (18.38)	$ (19.38)	$ (9.87)
Diluted	$ (4.54)		$ (5.51)				$ (21.31)		$ (11.65)		$ (18.38)	$ (19.38)	$ (9.87)
Weighted-average shares used to compute net loss per share attributable to stockholders, basic and diluted	176,708,911		170,715,288				174,750,082		170,699,512		170,275,761	168,436,109	163,148,918
BOWX ACQUISITION CORP [Member]
Operating expenses
General and administrative expenses	$ 2,815,163		$ 92,911		$ 93,312	$ 219,771	$ 6,905,678
Franchise tax expense	50,411		49,315		72,379	122,242	149,589
Total expenses						(342,013)
Loss from operations	(2,865,574)		(142,226)		(165,691)		(7,055,267)
Interest and other income (expense), net:
Change in fair value of warrant liabilities	9,794,399		(1,243,733)		(1,243,733)	(4,664,000)	(2,876,133)
Offering costs associated with private placement warrants	0		(9,344)		(9,344)	(9,344)	0
Net gain from investments held in Trust Account	6,937		83,554		83,554	227,051	66,301
Pre-tax loss	6,935,762		(1,311,749)		(1,335,214)	(4,788,306)	(9,865,099)
Income tax benefit (provision)	0		2,347		2,347	22,010	0
Net loss	$ 6,935,762		$ (1,314,096)		$ (1,337,561)	(4,810,316)	$ (9,865,099)		$ (2,022,313,000)
Net loss attributable to noncontrolling interests:
Net (loss) before income tax expense						$ (4,810,316)
BOWX ACQUISITION CORP [Member] | Class A Common Stock
Net loss per share attributable to stockholders:
Weighted-average shares used to compute net loss per share attributable to stockholders, basic and diluted	48,300,000		28,464,130		20,458,594	32,101,364	48,300,000
Basic and diluted net income (loss) per share	$ 0.11		$ (0.03)		$ (0.04)	$ (0.11)	$ (0.16)
BOWX ACQUISITION CORP [Member] | Class B Common Stock
Net loss per share attributable to stockholders:
Weighted-average shares used to compute net loss per share attributable to stockholders, basic and diluted	12,075,000		11,338,859		11,102,930	11,509,432	12,075,000
Basic and diluted net income (loss) per share	$ 0.11		$ (0.03)		$ (0.04)	$ (0.11)	$ (0.16)

[1]	The Company’s condensed consolidated balance sheets include assets and liabilities of consolidated variable interest entities (“VIEs”). As of September 30, 2021 and December 31, 2020, total assets of consolidated VIEs, after intercompany eliminations, were $2.9 billion and $2.1 billion, respectively, including $100.7 million and $166.6 million of cash and cash equivalents, respectively, and $10.1 million and $10.0 million of restricted cash, respectively. Total liabilities of consolidated VIEs, after intercompany eliminations, were $2.5 billion and $1.7 billion as of September 30, 2021 and December 31, 2020, respectively. Creditors of VIEs do not have recourse against the general credit of the Company, except relating to certain lease guarantees totaling $13.5 million and $14.6 billion as of September 30, 2021 and December 31, 2020, respectively, provided by Legacy WeWork to certain landlords of the VIEs. See Note 5 for additional details.